Segment Information - Schedule of Total Assets by Segment (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total Assets	$ 1,813	$ 1,847	$ 1,334
Operating Segments [Member] | Functional Amines [Member]
Segment Reporting Information [Line Items]
Total Assets	690	685	426
Operating Segments [Member] | Specialty Amines [Member]
Segment Reporting Information [Line Items]
Total Assets	609	608	412
Operating Segments [Member] | Crop Protection [Member]
Segment Reporting Information [Line Items]
Total Assets	373	381	322
Corporate, Non-Segment [Member] | Corporate [Member]
Segment Reporting Information [Line Items]
Total Assets	$ 141	$ 173	$ 174